Revenue (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2018
Revenue Recognition
Schedule of disaggregated revenues

	Three Months Ended June 30,
	2019	2018
Subscription revenues	$202,747	$199,481
Transaction revenues	39,693	44,729
Total revenues, gross	242,440	244,210
Deferred revenues adjustment(1)	(131)	(913)
Total Revenues, net	$242,309	$243,297
(1)

This accounting adjustment relates to the 2016 Transaction, which included a revaluation of deferred revenues to account for the difference in value between the customer advances retained by the Company upon the consummation of the 2016 Transaction and our outstanding performance obligations related to those advances.

	Six Months Ended June 30,
	2019	2018
Subscription revenues	$395,239	$392,106
Transaction revenues	81,390	90,598
Total revenues, gross	476,629	482,704
Deferred revenues adjustment(1)	(295)	(2,380)
Total Revenues, net	$476,334	$480,324
(1)

This accounting adjustment relates to the 2016 Transaction, which included a revaluation of deferred revenues to account for the difference in value between the customer advances retained by the Company upon the consummation of the 2016 Transaction and our outstanding performance obligations related to those advances.

	Three Months Ended September 30,
	2019	2018
Subscription revenues	$200,813	$204,305
Transactional revenues	42,252	39,117
Total revenues, gross	243,065	243,422
Deferred revenues adjustment(1)	(67)	(525)
Total Revenues, net	$242,998	$242,897
(1)

This accounting adjustment relates to the 2016 Transaction, which included a revaluation of deferred revenues to account for the difference in value between the customer advances retained by the Company upon the consummation of the 2016 Transaction and our outstanding performance obligations related to those advances.

	Nine Months Ended September 30,
	2019	2018
Subscription revenues	$596,052	$596,411
Transaction revenues	123,642	129,715
Total revenues, gross	719,694	726,126
Deferred revenues adjustment(1)	(362)	(2,905)
Total Revenues, net	$719,332	$723,221
(1)

This accounting adjustment relates to the 2016 Transaction, which included a revaluation of deferred revenues to account for the difference in value between the customer advances retained by the Company upon the consummation of the 2016 Transaction and our outstanding performance obligations related to those advances.

	Years Ended December 31,
	2018	2017
Subscription revenues	$794,097	$785,717
Transaction revenues	177,523	181,590
Total revenues, gross	971,620	967,307
Deferred revenues adjustment(1)	(3,152)	(49,673)
Total Revenues, net	$968,468	$917,634
(1)

This accounting adjustment relates to the 2016 Transaction, which included a revaluation of deferred revenues to account for the difference in value between the customer advances retained by the Company upon the consummation of the 2016 Transaction and our outstanding performance obligations related to those advances.

Schedule of contract balances

		Current portion	Non-current
	Accounts	of deferred	portion of
	receivables	revenues	deferred revenues
Opening (1/1/2019)	$331,295	$391,102	$17,112
Closing (6/30/2019)	270,584	404,753	22,236
(Increase)/decrease	$60,711	$(13,651)	$(5,124)

Opening (1/1/2018)	$317,808	$361,260	$15,796
Closing (12/31/2018)	331,295	391,102	17,112
(Increase)	$(13,487)	$(29,842)	$(1,316)

		Current portion	Non-current
	Accounts	of deferred	portion of
	receivable	revenues	deferred revenues
Opening (1/1/2019)	$331,295	$391,102	$17,112
Closing (9/30/2019)	226,997	330,786	21,299
(Increase)/decrease	$104,298	$60,316	$(4,187)

Opening (1/1/2018)	$317,808	$361,260	$15,796
Closing (12/31/2018)	331,295	391,102	17,112
(Increase)	$(13,487)	$(29,842)	$(1,316)

		Current portion	Non-current
	Accounts	of deferred	portion of
	receivables	revenues	deferred revenues
Opening (1/1/2018)	$317,808	$361,260	$15,796
Closing (12/31/2018)	331,295	391,102	17,112
(Increase)/decrease	$(13,487)	$(29,842)	$(1,316)

Opening (1/1/2017)	$361,586	$333,944	$18,602
Closing (12/31/2017)	317,808	361,260	15,796
(Increase)/decrease	$43,778	$(27,316)	$2,806